Business Combination (Tables)	12 Months Ended
Mar. 31, 2018
Business combinations | TRTL
Business Combination
Schedule of net assets acquired
Amount
Cash and cash equivalent	4,051,557
Current assets	8,285
Accounts payable	(23,797)
Warrants	(1,631,672)

Air Travel Bureau Limited
Business Combination
Schedule of purchase price allocation

Net working capital (including cash)	1,245,235
Tangible assets	71,016
Long term liabilities	(695,088)
Customer base and relationships	134,681
Non compete agreements	16,861
Goodwill	400,254
Deferred tax liability	(52,449)

Total purchase consideration	1,120,510

Analysis of cash flows on acquisition
Net cash acquired with the subsidiary	156,543
Cash paid	(510,000)

Net cash flow on acquisition	(353,457)

Schedule of intangible assets and goodwill recognized in a business combination

	Life (years)
Customer base and relationships	15	134,682
Non compete agreements	3.5	16,861

Total Intangibles		151,543

Gross carrying amount	Goodwill
At April 1, 2017	653,666
Acquisition of a subsidiary	307,520

At March 31, 2018	961,186

Reconciliation of fair value measurement of the contingent consideration liability
As at July 31, 2017
Liability arising on business combination	610,510
Unrealized fair value changes recognized in profit or loss	294,344

As at March 31, 2018	904,854